CONVERTIBLE NOTES - Carrying value (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 21)	$ 28,527	¥ 200,000	¥ 1,490,844
Beneficial conversion feature				$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal Amount				40,050,000
Fair value allocated to warrants (Note 21)				8,821,883
Beneficial conversion feature				8,112,556
Issuance Cost				3,200,000
Net carrying value				$ 19,915,561